Related parties	12 Months Ended
Dec. 31, 2023
Related parties [Abstract]
Related parties
27 Related parties
Transactions with the Norwegian State
The Norwegian State is the majority shareholder of Equinor and also holds major investments in other Norwegian companies. As of

31 December 2023, the Norwegian State had an ownership interest in Equinor of 67.0% (excluding Folketrygdfondet, the Norwegian national insurance fund, of 3.6
%). This ownership structure means that Equinor participates in transactions with many parties that are
under a common ownership structure and therefore meet the definition of a related party.
For accounting policies and accounting judgement related to transactions with the Norwegian State,

see note 7 Total revenues and
other income. Total purchases of oil and natural gas liquids from the Norwegian State amounted to USD 10.1 billion, USD
12.6

billion
and USD 9.6

billion in 2023, 2022 and 2021, respectively. Payables to equity accounted associated companies and other related parties specified in note 24 Trade and other payables are mostly related to these purchases, and is included in the below table within
Trade, other payables and provisions. In addition, Equinor sells in its own name, but for the Norwegian State’s account and risk, the
Norwegian State’s gas production.
Trade and other receivables include a receivable from the Norwegian State under the Marketing Instruction in relation to the state’s
(SDFI) participation in the gas sales activities of a foreign subsidiary of Equinor, estimated at USD 0.1 billion. At year-end 2022, the
corresponding estimated amount of USD 1.5

billion was classified as a non-current item and included within Prepayments and financial receivables. The decrease is mainly related to reduced cost price for gas storage volume and realised gains in the period. A
corresponding non-current liability of USD 0.1

billion has been recognised, representing SDFI's estimated interest in the gas sales activities in the foreign subsidiary, and is included within Provisions and other liabilities in the below table. The estimated total non-
current liabilities to SDFI amount to USD 0.8

billion at 31 December 2023 (USD
2.1

billion at year end 2022).
In addition, the line-item Finance debt, which form part of the sub-total Total current liabilities, includes a liability of USD 0.9 billion to
SDFI due to cash received for collateral deposits requirement ( 0 at year end 2022).
Transactions with the Norwegian State related to Equinor’s share buy-back programme are presented in note 20 Shareholders’ equity,
capital distribution and earnings per share.
Other transactions
In its ordinary business operations, Equinor enters into contracts such as pipeline transport, gas storage and processing of petroleum
products, with companies in which Equinor has ownership interests.
Gassled and certain other infrastructure assets are operated by Gassco AS, which is an entity under common control by the
Norwegian Ministry of Energy. Gassco’s activities are performed on behalf of and for the risk and reward of pipeline and terminal owners, and capacity payments flow through Gassco to the respective owners. Equinor payments that flowed through Gassco in this
respect amounted to USD 1.0

billion in 2023, USD
1.2

billion and USD
1.0

billion in 2022 and 2021 respectively. The stated amounts
represent Equinor’s capacity payment net of Equinor’s own ownership interests in Gassco operated infrastructure. In addition, Equinor manages, in its own name, but for the Norwegian State’s account and risk, the Norwegian State’s share of the Gassco costs. These
transactions are presented net.
Equinor has had transactions with other associated companies and joint ventures in the course of its ordinary business, for which
amounts have not been disclosed due to materiality. In addition, Equinor has had transactions with joint operations and similar arrangements where Equinor is operator. Indirect operating expenses incurred as operator are charged to the joint operation or similar
arrangement based on the “no-gain/no-loss” principle.
Related party transactions with management are presented in note 8 Salaries and personnel expenses.

Related party transactions
due to Equinor’s share buy-back programme are presented in note 20 Shareholders’

equity, capital distribution and earnings per
share. Outstanding balances to related parties split on SDFI and other related parties are presented in the below table. All related
party transactions are carried out on market terms.

At 31 December 2023
Norwegian State's Direct
Financial Interests
Equity accounted
associated companies
and other related
parties
Third parties Total amount
(in USD million)
Assets
Prepayments and financial receivables - 103 1,188 1,291
Trade and other receivables 1,007 49 15,877 16,933
Liabilities
Non-current provisions and other liabilities 850 - 14,454 15,304
Trade, other payables and provisions 1,195 47 10,628 11,870
Current finance debt

893 - 5,103 5,996
At 31 December 2022
Norwegian State's Direct
Financial Interests
Equity accounted
associated companies
and other related
parties
Third parties Total amount
(in USD million)
Assets
Prepayments and financial receivables 1,461 61 541 2,063
Trade and other receivables 1,103 173 21,176 22,452
Liabilities
Non-current provisions and other liabilities 2,072 - 13,561 15,633
Trade, other payables and provisions 1,419 60 11,873 13,352
Current finance debt

- - 4,359 4,359